Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 373	$ 377	$ (433)
Adjustments to reconcile net income to total net cash provided by operating activities:
Goodwill impairment	0	0	492
Net gain on disposal of operations, fixed and intangible assets	(17)	(7)	0
Depreciation expense	92	94	79
Amortization of intangible assets	54	55	59
Amortization and write-off of cash retention awards	10	6	416
Net periodic (benefit) cost of defined benefit pension plans	(17)	(4)	2
Provision for doubtful accounts	4	3	16
Provision for deferred income taxes	66	39	54
Noncash movement on derivative instruments	(12)	18	11
Excess tax benefits from share-based payment arrangements	(5)	(2)	(2)
Share-based compensation	52	42	32
Redemption Premium	0	65	0
Undistributed earnings of associates	(9)	8	(2)
Effect of exchange rate changes on net income	39	(4)	(14)
Changes in operating assets and liabilities, net of effects from purchase of subsidiaries:
Accounts receivable	(66)	(116)	(17)
Fiduciary assets	(887)	804	111
Fiduciary liabilities	887	(804)	(111)
Cash incentives paid	(401)	(346)	(323)
Funding of defined benefit pension plans	(122)	(150)	(143)
Other assets	16	14	(1)
Other liabilities	432	445	319
Movement on provisions	(12)	24	(20)
Total net cash provided by operating activities	477	561	525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	6	12	5
Additions to fixed assets	(113)	(112)	(135)
Additions to intangible assets	(4)	(7)	(2)
Acquisitions of operations, net of cash acquired	(241)	(30)	(33)
Payments to acquire other investments, net of distributions received	(10)	(7)	(7)
Proceeds from Sale of Equity Method Investments	0	4	0
Proceeds from Divestiture of Businesses, Net of Cash Divested	86	20	0
Net cash (used in) provided by continuing investing activities	(276)	(120)	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	0	522	0
Debt issuance costs	(3)	(8)	0
Repayments of debt	(15)	(536)	(15)
Payments of Debt Extinguishment Costs	0	(65)	0
Proceeds from issue of other debt	0	0	1
Repurchase of shares	(213)	0	(100)
Proceeds from issue of shares	134	155	53
Excess tax benefits from share-based payment arrangements	5	2	2
Dividends paid	(210)	(193)	(185)
Proceeds from Noncontrolling Interests	0	0	3
Acquisition of noncontrolling interests	(4)	(4)	(39)
Dividends paid to noncontrolling interests	(17)	(10)	(11)
Net cash provided by (used in) financing activities	(323)	(137)	(291)
INCREASE IN CASH AND CASH EQUIVALENTS	(122)	304	62
Effect of exchange rate changes on cash and cash equivalents	(39)	(8)	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	796	500	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 635	$ 796	$ 500